Intangible assets, net (Amortization Disclosures) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
2016	$ 1,237
2017	1,211
2018	1,205
2019	1,204
2020 and thereafter	4,759
Net amount	9,616
Aggregate amortization expense for amortizing intangible assets	$ 887	$ 671	$ 424